Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liabilities:
Liability in respect of business combinations	$ 19,693	$ 17,772	$ 10,561	$ 10,561
Put options of non-controlling interests	28,292	29,334	23,926
Total	47,985	47,106	34,487
Level 3 of fair value hierarchy [member]
Liabilities:
Liability in respect of business combinations	19,693	17,772	10,561
Put options of non-controlling interests	28,292	29,334	23,926
Total	$ 47,985	$ 47,106	$ 34,487